COMMITMENTS AND CONTINGENCIES (FY) (Details)	Jun. 30, 2022 $ / shares shares	May 09, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 27, 2020 USD ($) $ / shares	Nov. 23, 2020 USD ($) Demand $ / shares shares
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share) | $ / shares				$ 0.35
Deferred underwriting fees | $				$ 9,660,000
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share) | $ / shares				$ 10.10
Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares		2,500,000			2,500,000
Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of securities called by each warrant (in shares) | shares	32,360,000		32,360,000
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand					3
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share) | $ / shares	$ 10.40		$ 10.30
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $					$ 50,000,000
Forward Purchase Agreement [Member] | Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares		2,500,000			2,500,000
Forward Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares		5,000,000			5,000,000
Number of securities called by each warrant (in shares) | shares					1
Warrants exercise price (in dollars per share) | $ / shares		$ 11.50			$ 11.50
Aggregate purchase price | $		$ 50,000,000
Purchase price (in dollars per share) | $ / shares		$ 10.00			$ 10.00
Subscription Option [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $					$ 50,000,000
Subscription Option [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares					5,000,000
Number of securities called by each warrant (in shares) | shares					1
Warrants exercise price (in dollars per share) | $ / shares					$ 11.50
Purchase price (in dollars per share) | $ / shares					$ 10.00